INCOME TAX - Income tax expense recognized in consolidated statements of comprehensive loss (Details)	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Income tax expense recognized in the consolidated statements of comprehensive loss
Current income tax expense-total	¥ 2,988,105		¥ 1,053,518	¥ 930,554
Deferred income tax expense	(2,167,099)	$ (340,065)	(2,495,332)
Income tax expense (benefit)	821,006	$ 128,834	(1,441,814)	930,554
PRC, excluding Hong Kong S.A.R.
Income tax expense recognized in the consolidated statements of comprehensive loss
Current income tax expense-total	1,168,707		(64,615)	112,473
Deferred income tax expense	(2,167,099)		(2,495,332)
Hong Kong S.A.R.
Income tax expense recognized in the consolidated statements of comprehensive loss
Current income tax expense-total	¥ 1,819,398		¥ 1,118,133	¥ 818,081